Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	Note 4 - Cash and cash equivalents
Composition:

	As of December 31,
	2022	2021
Cash in new Israeli shekels	11,566	6,152
Cash in foreign currency	7,674	2,531
	19,240	8,683